10-Q Segment, Geographic, and Product Line Information - Revenues by Underwriting Division (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net written premiums	$ 112,053	$ 76,432	$ 202,905	$ 140,389	$ 334,672	$ 245,114
Underwriting Division | Casualty
Revenues from External Customers and Long-Lived Assets [Line Items]
Net written premiums					192,062	136,672
Underwriting Division | Professional Liability
Revenues from External Customers and Long-Lived Assets [Line Items]
Net written premiums					87,588	69,532
Underwriting Division | Healthcare
Revenues from External Customers and Long-Lived Assets [Line Items]
Net written premiums					55,022	38,910
Operating Segments | Underwriting Division | Casualty
Revenues from External Customers and Long-Lived Assets [Line Items]
Net written premiums	76,350	44,472	138,789	81,939	192,062	136,672
Operating Segments | Underwriting Division | Professional Liability
Revenues from External Customers and Long-Lived Assets [Line Items]
Net written premiums	24,432	24,542	38,805	38,040	87,588	69,532
Operating Segments | Underwriting Division | Healthcare
Revenues from External Customers and Long-Lived Assets [Line Items]
Net written premiums	$ 11,271	$ 7,418	$ 25,311	$ 20,410	$ 55,022	$ 38,910